      As filed with the Securities and Exchange Commission on April 2, 2008


                                                     Registration No. 333-133675
                                                                       811-07534
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 4                        [X]

                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 17                               [X]


                           Paragon Separate Account B
                           (Exact Name of Registrant)
                       Metropolitan Life Insurance Company
                               (Name of Depositor)
                                 200 Park Avenue
                               New York, NY 10166
              (Address of depositor's principal executive offices)

                             ---------------------

                     General American Life Insurance Company
                             13045 Tesson Ferry Road
                            St. Louis, Missouri 63128
                         (Name and Address of Guarantor)

Name and address of agent for service:   Copy to:
Marie C. Swift, Esq.                     Stephen E. Roth, Esquire
Metropolitan Life Insurance Company      Mary E. Thornton, Esquire
501 Boylston Street                      Sutherland Asbill & Brennan LLP
Boston, Massachusetts 02116              1275 Pennsylvania Avenue, N.W.
                                         Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box)


     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on May 1, 2008 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: (i) Group and Individual Flexible Premium Variable Life Insurance Contracts and (ii) Guarantee related to insurance obligations under the variable life insurance policies.

Note:

The prospectuses, as supplemented and Statement of Additional Information included in Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-133675/811-07534) filed on February 6, 2008 pursuant to paragraph (a)(1) of Rule 485 are incorporated herein by reference.


The prospectuses, as supplemented and Statements of Additional Information, each dated April 30, 2007 included in Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-133675/811-07534) filed on April 17, 2007 and filed pursuant to 497 on May 3, 2007 are incorporated herein by reference.

                                     PART C
                                OTHER INFORMATION

Item 26. Exhibits
a. Board of Directors Resolutions.

          1) Resolution of the Board of Directors of Metropolitan Life Insurance Company effecting the establishment of Paragon Separate Account B (11)

          2) Resolution adopted by the Board of Directors of Paragon Life Insurance Company authorizing the establishment of Separate Account B of Paragon Life Insurance Company (5)

b. Custodian Agreements. Not applicable.


c. Underwriting Contracts.

          1)   Principal Underwriting Agreement with MLIDC (15)

          2)   Form of Enterprise Selling Agreement (15)


d. Contracts.

          1)   Form of Group Contract:

               i.   Multi-Manager - (Group Contract 30037) (6)

               ii.  Scudder - (Group Contract 30020) (4)

          2)   Proposed Form of Individual Policy and Policy Riders:


               i.   Scudder - (Group Contract 30018) (4,3)

               ii.  Multi-Manager (30040) (4) (3), (30045) (7)

          3)   Proposed Form of Certificate and Certificate Riders:

               i.   Scudder - (30018) (4) (3)

               ii.  Multi-Manager (30036) (4,3)

               iv.  Multi-Manager (30044) (7)

e. Applications.

          1)   Form of Application for Group Contract (10914) (5); (33906) (7)

          2) Form of Application for Employee Insurance (Guaranteed Issue) (Group Contract 10915) (5), (33910) (7)

          3) Form of Application for Employee Insurance (Simplified Issue) (Group Contract 10921, 10920) (5); (33910) (7)

          4)   Form of Application for Spouse Insurance (Group Contract 10917)
               (5)

          5) Form of Application for Employee Insurance Guaranteed Issue (Individual Policy 10352, 33100) (5)

          6) Form of Application for Employee Insurance (Simplified Issue) (Individual Policy 10357) (5)

          7) Form of Application for Spouse Insurance (Individual Policy 10354) (5)

          8)   Form of Application Supplement for (Scudder Direct Policy, 33105)
               (4)

          9) Form of Application Supplement for (Multi-Manager Direct Policy, 33116) (4) (33135) (9)

          10) Form of Application Supplement --Conditional Interim Coverage Agreement (33909) (9)

f. Depositor's Certificate of Incorporation and By-Laws.

          1) Restated Charter and By-laws of Metropolitan Life Insurance Company (9)

          2) Amended Restated Charter and By-laws of Metropolitan Life Insurance Company (10)


          3) Amended and Restated By-laws of Metropolitan Life Insurance Company (15)

g. Reinsurance Contracts. (8)

h. Participation Agreements.

          1)   Form of Participation Agreement with Scudder Variable Series I
               (2)

          2) Form of Participation Agreement with Fidelity Variable Insurance products Fund (2)

          3) Form of Participation Agreement with Fidelity Variable Insurance products Fund II (2)

          4)   Form of Participation Agreement with MFS Variable Insurance Trust
               (2)

          5) Form of Participation Agreement with Putnam Capital Management Trust (2)

          6) Form of Participation Agreement with T. Rowe Price Investment Services, Inc (6)

          7)   Form of Participation Agreement with Scudder Variable Series II
               (7)

          8)   Participation Agreement with Metropolitan Series Fund, Inc. (8)

          9)   Participation Agreement with Met Investors Series Trust (10)

          10)  Participation Agreement with Metropolitan Series Fund, Inc. (14)


          11) Participation Agreement with Fidelity Variable Insurance Products Fund IV and 1st Amendment (15)


i. Administrative Contracts. Not applicable.

j. Other Material Contracts.

1) Guarantee Agreement (11)

k. Legal Opinions.

          1)   Opinion of John R. Murphy, Esquire (11)

          2) Opinion and consent of Blackwell Sanders Peper Martin LLC, Counsel to General American Life Insurance Company (11)

l. Actuarial Opinion.

          Not Applicable

m. Calculations.

          Not Applicable

n. Other Opinions.

          Consent of Deloitte & Touche LLP (for the Depositor, the Registrant, and the Guarantor) (to be filed by amendment)

o. Omitted Financial Statements. No financial statements are omitted from Item
24.

p. Initial Capital Agreements. Not applicable.

q. Redeemability Exemption. Memorandum describing issuance, transfer and redemption procedures for the Policies and the procedure for conversion to a fixed benefit policy (3)

r. Powers of Attorney

          1)   Metropolitan Life Insurance Company (11)

               (a)  Power of Attorney of C. Robert Henrikson (12)

          2)   General American Life Insurance Company (13)


               (a)  Power of Attorney of James J. Reilly (15)


s. Representations regarding Separate Account financial statements. (13)

----------

(1) Filed herewith.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-80393/811-08385) filed on September 1, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-18341/811-05382) filed on April 28, 2000, for Policy and Certificate Riders only.

(4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 33-18341/811-05382) filed on April 28, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 (File No. 033-58796/811-7534) filed on April 28, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 (File No. 33-18341/811-05382) filed on April 25, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 (File No. 33-58796/811-07534) filed on April 30, 2002.

(8) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 (File No. 33-58796/811-07534) filed on April 30, 2003.

(9) Incorporated herein by reference to Post-effective Amendment No. 3 to Metropolitan Life Separate Account UL's Registration Statement on Form S-6 (File No. 333-40161/811-06025) filed on April 6, 2000.

(10) Incorporated herein by reference to the Registration Statement of MetLife Separate Account E on Form N-4 (File No. 333-83716/811-04001) filed on March 5, 2002.

(11) Incorporated herein by reference to the Registrant's Registration Statement on Form N-6 (File No. 333-133675/811-07534) filed on May 1, 2006.

(12) Incorporated herein by reference to Post-Effective Amendment No. 1. to the Registration Statement on Form N-6 (File No. 333-133675 and 811-07534) filed on November 1, 2006.

(13) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-6 (File No. 333-133675) filed April 17, 2007.

(14) Incorporated herein by reference to Post-Effective Amendment No. 9 to Metropolitan Life Separate Account E's Registration Statement on Form N-4 (File No. 333-83716) filed on September 10, 2007.


(15) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-6 (File No. 333-133675) filed February 6, 2008.


Item 27. Directors and Officers of the Depositor


Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   ------------------------------------------

C. Robert Henrikson                   Chairman of the Board, President and Chief
MetLife, Inc and Metropolitan         Executive Officer
Life Insurance Company
One MetLife Plaza 27-01
Queens Plaza North Long Island
City, NY 11101

Sylvia Mathews Burwell                             Director
President Global Development
Program
The Bill and Melinda Gates
Foundation
1551 Eastlake Avenue East
Seattle, 98102

Eduardo Castro-Wright                              Director
President and  Chief Executive
Officer

Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   ------------------------------------------

Wal-Mart Stores, USA
702 Southwest 8th Street
Bentonville, AK 72716

Burton A. Dole, Jr.                                 Director
Retired Chairman, Dole/Neal LLC
Pauma Valley Country Club
Pauma Valley Drive
Pauma Valley, CA 92061

Cheryl W. Grise                                     Director
Retired Executive Vice President
Northeast Utilities
24 Stratford Road
West Hartford, CT06117

James R. Houghton
Chairman Emeritus and Director                      Director
Corning Incorporated
80 E. Market Street
Corning, NY 14830

R. Glenn Hubbard                                    Director
Dean and Russell L. Carson
Professor of Finance and Economics
Graduate School of Business
Columbia University
Uris Hall
3022 Broadway
New York, NY 10027-6902

Helene L. Kaplan                                    Director
Of Counsel, Skadden, Arps, Slate,
Meagher and Flom, LLP
Four Times Square
New York, NY 10036

John M. Keane                                       Director
Co-Founder and Senior Managing
Director
Keane Advisors, LLC
2020 K St., N.W.
Washington, DC 20006

James M. Kilts                                      Director
Partner
Centerview Partners
Management, LLC
16 School Street Rye,
NY 10580

Charles H. Leighton                                 Director
Executive Director
US SAILING

Name and Principal Business Address   Position and Offices with Depositor
-----------------------------------   ------------------------------------------
15 Maritime Dr.
Portsmouth, RI 02871

Hugh B. Price                                       Director
Senior Fellow
Brookings Institution
1775 Massachusetts Avenue, N.W.
Washington, DC 20036

David Satcher                                       Director
Director of Satcher Health
Leadership Institute and Center of
Excellence on Health Disparities
Morehouse School of Medicine
720 Westview Drive, S.W.
Atlanta, GA 30310-1495

Kenton J. Sicchitano                                Director
Retired Global Managing Partner
PricewaterhouseCoopers, LLC
25 Phillips Pond Road
Natick, MA 01760

William C. Steere, Jr.                              Director
Retired Chairman of the Board and
Chief Executive Officer
Pfizer, Inc.
235 East 42nd Street, 22nd Floor
New York, NY 10017

Lulu C. Wang                                        Director
Chief Executive Officer
Tupelo Capital Management LLC
12 E. 49th Street, #17
New York, NY 10017


Set forth below is a list of certain principal officers of MetLife. The principal business address of each officer of MetLife is 200 Park Avenue, New York, NY 10066.


Name                         Position with MetLife
C. Robert Henrikson          Chairman of the Board, President and Chief
                             Executive Officer
Gwenn L. Carr                Senior Vice President and Secretary
Ruth A. Fattori              Executive Vice President and Chief
                             Administrative Officer
Steven A. Kandarian          Executive Vice President and Chief Investment
                             Officer
James L. Lipscomb            Executive Vice President and General Counsel
Maria R. Morris              Executive Vice President, Technology and Operations
William J. Mullaney          President, Institutional Business
Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting
                             Officer
William J. Toppeta           President, International
Lisa Weber                   President, Individual Business
William J. Wheeler           Executive Vice President and Chief Financial
                             Officer

Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant (filed herewith)

The registrant is a separate account of MetLife under the New York Insurance law. Under said law, the assets allocated to the separate account are the property of MetLife. MetLife is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with MetLife.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

Item 29. Indemnification

MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. maintains Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million. The Directors and Officers of Metropolitan Life Insurance Company, the depositor and principal underwriter of the Registrant, as well as certain other subsidiaries of MetLife, Inc. are covered under the Financial Institutions Bond as well as under the Directors' and Officers' Liability Policy. A provision in Metropolitan Life Insurance Company's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan Life Insurance Company.

Insofar as indemnification for liability arising under the Securities Act of l933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the Charter and Articles of Incorporation of the Company, the By-Laws of the Company, agreement, statute, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

     (a) MetLife Investors Distribution Company is the principal underwriter and distributor of the Policies. On May 1, 2007, MetLife Investors Distribution Company became the principal underwriter and distributor of the Policies. Previously, Metropolitan Life Insurance Company was the principal underwriter and distributor. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:

Met Investors Series Trust, Metropolitan Life Separate Account E, MetLife Investors USA Separate Account A, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Annuity Account Five, MetLife Investors Variable Life Account One, MetLife Investors Variable Life Account Five, First MetLife Investors Variable Annuity Account One, General American Separate Account Eleven, General American Separate Account Twenty- Eight, General American Separate Account Twenty- Nine, General American Separate Account Two, Security Equity Separate Account 26, Security Equity Separate Account 27, MetLife of CT Fund ABD for Variable Annuities, MetLife of CT Fund ABD II for Variable Annuities, MetLife of CT Fund BD for Variable Annuities, MetLife of CT Fund BD III for Variable Annuities, MetLife of CT Fund BD III for Variable Annuities, MetLife of CT Fund BD IV for Variable Annuities, MetLife of CT Fund U for Variable Annuities, MetLife of CT Separate Account Five for Variable Annuities, MetLife of CT Separate Account Six for Variable Annuities, MetLife of CT Separate Account Seven for Variable Annuities, MetLife of CT Separate Account Eight for Variable Annuities, MetLife of CT Separate Account Nine for Variable Annuities, MetLife of CT Separate Account Ten for Variable Annuities, MetLife of CT Separate Account Eleven for Variable Annuities, MetLife of CT Separate Account Twelve for Variable Annuities, MetLife of CT Separate Account Thirteen for Variable Annuities, MetLife of CT Separate Account Fourteen for Variable Annuities, MetLife Insurance Company of CT Variable Annuity Separate Account 2002, and MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002, MetLife of CT Separate Account PF for Variable Annuities, MetLife of CT Separate Account PF II for Variable Annuities, MetLife of CT Separate Account QP for Variable Annuities, MetLife of CT Separate Account QPN for Variable Annuities, MetLife of CT Separate Account TM for Variable Annuities, MetLife of CT Separate Account TM II for Variable Annuities, MetLife of CT Fund UL for Variable Life Insurance, MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Fund UL III for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two, MetLife of CT Variable Life Insurance Separate Account Three, Metropolitan Life Variable Annuity Separate Account I and Metropolitan Life Variable Annuity Separate Account II,

Paragon Separate Account A, Paragon Separate Account B, Paragon Separate Account C, Paragon Separate Account D and Metropolitan Series Fund, Inc.


     (b) The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900,
Irvine, CA 92614.

Name and Principal
Business Address             Positions and Offices With Depositor
-----------------------      --------------------------------------
Michael K. Farrell ***       Director
Elizabeth M. Forget **       Executive Vice President, Investment Fund
                             Management & Marketing
Peter Gruppuso *****         Vice President, Chief Financial Officer
Paul A. LaPiana *            Executive Vice President, National Sales
                             Manager-Life
Craig W. Markham *****       Director
Richard C. Pearson *         Executive Vice President, General Counsel
                             and Secretary
Paul A. Sylvester *          President, National Sales Manager-Annuities & LTC
William J. Toppeta ****      Director
Edward C. Wilson *           Senior Vice President, Channel Head-Wirehouse

*    MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614

**   MetLife, 260 Madison Avenue, New York, NY 10016

***  MetLife, 10 Park Avenue, Morristown, NJ 07962

**** MetLife, One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY
     11101

***** MetLife, 485-E US Highway 1 South, Iselin, NJ 08830

(c)  Compensation from the Registrant.

        (1)                  (2)                  (3)               (4)           (5)
                                            Compensation on
                       Net Underwriting    Events Occasioning
Name of Principal       Discounts and     the Deduction  of a    Brokerage       Other
 Underwriter             Commissions      Deferred Sales Load   Commissions   Compensation
--------------------   ----------------   -------------------   -----------   ------------
MetLife Investors
Distribution Company         $0                    --               --             --

Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

Item 31. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MetLife at the Administrative Office, 190 Carondelet Plaza, St. Louis, MO 63105.

     (a)  Registrant

     (b)  Metropolitan Life Insurance Company
          200 Park Avenue
          New York, NY 10166

     (c)  MetLife Investors Distribution Company
          5 Park Plaza, Suite 1900
          Irvine, California 92614

Item 32. Management Services

         All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Metropolitan Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Metropolitan Life Insurance Company.

Item 34. Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to policyholders covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

These significant events include: (i) termination of the Guarantee that has a material adverse effect on the policyholder's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the policyholder's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the CURRENT ANNUAL audited financial statements of the Guarantor in the Registration Statement are UPDATED TO BE AS OF A DATE NOT MORE THAN 16 MONTHS PRIOR TO THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policyholders, an offer to supply the Statement of Additional Information which shall contain THE ANNUAL AUDITED financial statements of the Guarantor, free of charge upon a policyholder's request.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, in the City of New York and State of New York, on the 1st day of April, 2008.

                                        Paragon Separate Account B

                                        By: Metropolitan Life Insurance Company


                                        By: /s/ Paul G. Cellupica
                                            ------------------------------------
                                            Paul G. Cellupica
                                            Chief Counsel, Securities
                                            Regulation and Corporate Services

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Metropolitan Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 1st day of April, 2008.

                                        Metropolitan Life Insurance Company


                                        By: /s/ Paul G. Cellupica
                                            ------------------------------------
                                            Paul G. Cellupica
                                            Chief Counsel, Securities
                                            Regulation and Corporate Services

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons, in the capacities indicated, on April 1, 2008.


       SIGNATURE                             TITLE
       ---------                             -----


              *                Chairman of the Board, President and
----------------------------          Chief Executive Officer
     C. Robert Henrikson


              *                    Executive Vice President and
----------------------------         Chief Accounting Officer
  Joseph J. Prochaska, Jr.


              *                              Director
----------------------------
   Sylvia Mathews Burwell


              *                              Director
----------------------------
     Burton A. Dole, Jr.


              *                              Director
----------------------------
       Cheryl W. Grise


              *                              Director
----------------------------
      James R. Houghton


----------------------------                 Director
      R. Glenn Hubbard


              *                              Director
----------------------------
      Helene L. Kaplan


              *                              Director
----------------------------
        John M. Keane


              *                              Director
----------------------------
       James M. Kilts


              *                              Director
----------------------------
     Charles M. Leighton


              *                              Director
----------------------------
        Hugh B. Price


----------------------------                 Director
        David Satcher

              *                              Director
----------------------------
    Kenton J. Sicchitano


              *                              Director
----------------------------
   William C. Steere, Jr.


              *                    Executive Vice President and
----------------------------          Chief Financial Officer
     William J. Wheeler


By: /s/ Marie C. Swift
    -----------------------
    Marie C. Swift, Esq.
    Attorney-in-fact

* Executed by Marie C. Swift on behalf of those indicated pursuant to powers of attorney filed with the Registration Statement on Form N-6 (File Nos. 333-133675 and 811-7534) filed May 1, 2006 and with Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File Nos. 333-133675 and 811-7534) filed November 1, 2006.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, General American Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Louis, and the State of Missouri, on the 1st day of April, 2008.

                                        General American Life Insurance Company
                                                (Guarantor)


                                        By: /s/ William C. Lane
                                            ------------------------------------
                                            William C. Lane
                                            Vice President and Associate
                                            General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on April 1, 2008.

              Signature                                   Title
-------------------------------------   ----------------------------------------


            *                              Chairman of the Board, President and
-------------------------------------              Chief Executive Officer
    Lisa M. Weber


           *                                         Vice President
-------------------------------------         (Principal Financial Officer)
    James J. Reilly


           *                                          Director
-------------------------------------
   Michael K. Farrell


           *                                          Director
-------------------------------------
   James L. Lipscomb


           *                                          Director
-------------------------------------
  William J. Mullaney


           *                               Executive Vice President and Chief
-------------------------------------              Accounting Officer
Joseph J. Prochaska, Jr.


           *                                         Director
-------------------------------------
Stanley J. Talbi


           *                                         Director
-------------------------------------

   Michael J. Vietri


           *                                         Director
-------------------------------------

   William J. Wheeler

By: /s/ Marie C. Swift, Esq.
    ---------------------------------
    Marie C. Swift, Esq.
    Attorney-in-Fact


* Executed by Marie C. Swift, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-6 (File No. 333-133675) filed February 6, 2008 and in Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-6 (File No. 333-133675) filed April 17, 2007.